ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of purchase consideration (Details) - Cariboo Copper Corp [Member] - CAD ($) $ in Thousands	Apr. 01, 2024	Mar. 15, 2023
Disclosure of detailed information about business combination [line items]
Fixed instalments payable		$ 51,387
Contingent performance payments	$ 4,549	28,010
Total fair value of consideration payable		$ 79,397